Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total		Common Shares		Preferred Shares	Reserves	Retained Earnings	Equity Attributable to the Shareholders of the Stars Group Inc.	Non-controlling Interests
Beginning Balance (in shares) at Dec. 31, 2017				147,947,874		1,139,249
Beginning Balance at Dec. 31, 2017		$ 2,347,338		$ 1,199,834		$ 684,385	$ (142,127)	$ 605,213	$ 2,347,305	$ 33
Net earnings (loss)		(108,906)	[1],[2],[3]					(102,452)	(102,452)	(6,454)
Other comprehensive loss		(100,032)	[2]				(98,101)		(98,101)	(1,931)
Total comprehensive income (loss)		(208,938)	[2]				(98,101)	(102,452)	(200,553)	(8,385)
Issue of Common Shares in relation to stock options and equity awards				1,791,860
Issue of Common Shares in relation to stock options and equity awards		31,066		$ 38,048			(6,982)		31,066
Conversion of Preferred Shares to Common Shares (in shares)				(60,013,510)		(1,139,249)
Conversion of Preferred Shares to Common Shares				$ 684,385		$ (684,385)
Issue of Common Shares in connection with acquired subsidiary (in shares0				41,049,398
Issue of Common Shares in connection with acquired subsidiary		1,477,478		$ 1,477,478					1,477,478
Issue of Common Shares in connection with Equity Offering		690,353		$ 690,353					690,353
Issuance of Common Shares in connection with Equity Offering				18,875,000
Issue of Common Shares in connection with market access agreement (in shares)				1,076,658
Issue of Common Shares in connection with market access agreement		20,661		$ 20,661					20,661
Issue of Common Shares in connection with exercised warrants (in shares)				2,422,944
Issue of Common Shares in connection with exercised warrants				$ 14,688			(14,688)
Stock-based compensation		12,806					12,806		12,806
Reversal of deferred tax on stock-based compensation		(359)					(359)		(359)
Equity fees		(5,413)		(5,413)					(5,413)
Reversal of 2014 deferred tax	[1]	(3,747)		$ (3,747)					(3,747)
Acquisition of non-controlling interest in subsidiary		(207,845)					(220,178)		(220,178)	12,333
Ending Balance (in shares) at Dec. 31, 2018				273,177,244	[4]	0
Ending Balance at Dec. 31, 2018	[4]	4,153,400	[5]	$ 4,116,287			(469,629)	502,761	4,149,419	3,981
Net earnings (loss)		61,862						62,822	62,822	(960)
Other comprehensive loss		137,874					137,902		137,902	(28)
Total comprehensive income (loss)		199,736					137,902	62,822	200,724	(988)
Issue of Common Shares in relation to stock options and equity awards				819,525
Issue of Common Shares in relation to stock options and equity awards		12,159		$ 16,702			(4,543)		12,159
Issue of Common Shares in connection with acquired subsidiary		(105,855)
Issuance of Common Shares for Fox commercial agreement (in shares)				14,352,331
Issuance Of Common Stock for Fox Commercial Agreement, Value		235,963		$ 235,963					235,963
Issue of Common Shares in connection with market access agreement (in shares)				215,332
Issue of Common Shares in connection with market access agreement		5,198		$ 5,198					5,198
Stock-based compensation		18,842					18,842		18,842
Obligation to acquire non-controlling interest		(105,855)					(105,855)		(105,855)
Ending Balance (in shares) at Dec. 31, 2019				288,564,432		0
Ending Balance at Dec. 31, 2019		$ 4,519,443		$ 4,374,150			$ (423,283)	$ 565,583	$ 4,516,450	$ 2,993

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[3]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[4]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[5]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.